Fair Value of Financial Instruments (Table)	12 Months Ended
Dec. 31, 2013
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
	December 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 35,346	$ 35,346	$ 32,132	$ 32,132
Restricted cash	$ 34,606	$ 34,606	$ 29,529	$ 29,529
Accounts receivable, net	$ 16,298	$ 16,298	$ 7,778	$ 7,778
Loans receivable from related parties	$ 780	$ 780	$ —	$ —
Accounts payable	$ (3,171)	$ (3,171)	$ (2,090)	$ (2,090)
Amounts due to related parties	$ (204)	$ (204)	$ (21,748)	$ (21,748)
Term Loan B facility	$ (433,304)	$ (440,514)	$ —	$ —
Other long-term debt	$ (100,020)	$ (100,020)	$ (299,709	$ (299,709)

Fair value measurements on a nonrecurring basis
	Fair Value Measurements at December 31, 2013 Using

	Total	Level I	Level II		Level III
Cash and cash equivalents	$35,346	$35,346	$—		$—
Restricted cash	$34,606	$34,606	$—		$—
Loans receivable from related parties	$780	$780	$—		$—
Term Loan B facility(1)	$(440,514)	$—	$(440,514	)$	—
Other long-term debt (1)	$(100,020)	$—	$(100,020	)$	—